Business Segment Information - Narrative (Details) $ / shares in Units, $ in Thousands	3 Months Ended									11 Months Ended	12 Months Ended
	Sep. 30, 2017 USD ($) $ / shares	Jun. 30, 2017 USD ($) $ / shares	Mar. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 USD ($) $ / shares	Sep. 30, 2016 USD ($) $ / shares	Jun. 30, 2016 USD ($) $ / shares	Mar. 31, 2016 USD ($) $ / shares	Dec. 31, 2015 USD ($) $ / shares	Mar. 31, 2015 USD ($)	Aug. 31, 2015 USD ($)	Sep. 30, 2017 USD ($) $ / shares	Sep. 30, 2016 USD ($) item $ / shares	Sep. 30, 2015 USD ($) contract $ / shares
Revenue recognition
Increase (decrease) in operating income	$ 21,207	$ (6,872)	$ (6,084)	$ (5,623)	$ 7,060	$ 7,322	$ (15,618)	$ (10,413)			$ 2,628	$ (11,649)	$ 60,403
Net income (loss) from continuing operations											$ (25,740)	$ (12,080)	$ 10,170
Increase (decrease) in net income per common share (in dollars per share) | $ / shares	$ 0.49	$ (0.81)	$ 0.02	$ (0.11)	$ (0.29)	$ 0.17	$ 0.38	$ (0.20)			$ (0.41)	$ 0.06	$ 0.85
Restructuring costs											$ 2,260	$ 1,278	$ 5,713
Defense Systems
Revenue recognition
Increase (decrease) in operating income											28,100	19,900	15,300
Restructuring costs											900	300	4,600
Transportation Systems
Revenue recognition
Increase (decrease) in operating income											39,800	57,500	$ 75,900
Number of transportation systems service contracts contains annual system usage incentives | contract													1
Sales related to annual system usage incentives									$ 9,300	$ 3,100
Restructuring costs											400	$ 1,000	$ 600
Reduction in employee headcount | item												20
Unallocated corporate expenses and other
Revenue recognition
Increase (decrease) in operating income											(56,000)	$ (52,000)	(33,900)
Restructuring costs											1,000		500
Change in estimated total costs | Adjustment
Revenue recognition
Increase (decrease) in operating income	$ (1,600)				$ 2,300						5,700	(900)	(13,800)
Net income (loss) from continuing operations	$ (1,100)				$ 1,500						$ 3,200	$ (500)	$ (7,500)
Increase (decrease) in net income per common share (in dollars per share) | $ / shares	$ (0.04)				$ 0.06						$ 0.12	$ (0.02)	$ (0.28)